Property, plant and equipment, net	6 Months Ended
Jun. 30, 2022
Property, plant and equipment, net
Property, plant and equipment, net

5. Property, plant and equipment, net

	6/30/2022	12/31/2021

	(€ in thousands)
Land, buildings and leasehold improvements	17,488	18,048
Plant and machinery	4,577	4,329
Other facilities, factory and office equipment	809	894
Assets under construction and prepayments made	568	448
Total	23,442	23,719
Thereof pledged assets of Property, Plant and Equipment	11,984	12,261

In March 2020, voxeljet registered a first rank land charge amounting to kEUR 10,000 on its land and facility located in Friedberg, Germany as collateral in favor of the EIB related to the loan under the Finance Contract. This pledge will be removed within the closing process of sale and leaseback transaction by notary, which was initiated on August 11, 2022. On closing of sale and leaseback transaction, the land and buildings will be transferred to the investor. For further information, refer subsequent event section.